LEASE: - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted-average remaining lease term		2 years 7 months 13 days	3 years 1 month 17 days
Weighted-average discount rate		2.13%	2.14%
ASU 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total rent expenses	$ 7,053